As filed with the Securities and Exchange Commission on November 24, 2008.

File No. 333-50410

File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 18

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 84

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Corporate Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:                                           Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2008, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 18 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2008 and declared effective on May 1, 2008.

This Post-Effective Amendment No. 18 also incorporates by reference a supplement dated September 19, 2008 to various prospectuses, including Variable Universal Life II, filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 19, 2008 in connection with Registration Statement File No. 333-50410.

A supplement to the Prospectus and a supplement to the Statement of Additional Information, each dated November 24, 2008, are included in Parts A and B, respectively, of this Post-Effective Amendment No. 18.

SUPPLEMENT DATED NOVEMBER 24, 2008 TO PROSPECTUSES DATED MAY 1, 2008 AS

SUPPLEMENTED ON SEPTEMBER 19, 2008 FOR

VUL GuardSM 1

Survivorship VUL GuardSM 1

Variable Universal Life II (“VUL II”) 1

Survivorship Variable Universal Life II (“SVUL II”) 2

Variable Universal Life (“VUL”) 2, 3

Variable Life Select (“VLS”) 3, 4

Variable Life Plus (“VLP”) 3, 5

1	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.

2	Issued by MassMutual in California and New York, and by C.M. Life Insurance Company (“C.M. Life”) in all other jurisdictions where available.

3	This product is no longer available for sale.

4	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

5	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends all of the above-listed prospectuses:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VUL:

Guaranteed Insurability Rider

Other Insured Rider

3. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

4. For Survivorship VUL Guard and SVUL II:

Survivorship Term Rider

5. For VUL Guard and VUL II:

Additional Insurance Rider

Guaranteed Insurability Rider

Other Insured Rider

November 24, 2008	Page 1 of 2	Li4200_08_2

The following information amends the above-listed prospectus for VUL Guard:

The paragraph below is inserted as a new paragraph under the heading “Additional Benefits You Can Get By Rider”.

You may choose all of the riders described; however, the Disability Benefit, Waiver of Monthly Charges and Waiver of Specified Premium Riders may not be used in combination. After you have selected and been issued one of these three riders, you may not terminate the rider and choose one of the other two riders.

The following information amends the above-listed prospectuses for VUL II and VUL:

The paragraph below is inserted as a new paragraph under the heading “Additional Benefits You Can Get By Rider”.

You may choose all of the riders described; however, the Disability Benefit and Waiver of Monthly Charges Riders may not be used in combination. After you have selected and been issued one of these two riders, you may not terminate the rider and choose the other rider.

There are no other changes being made at this time.

November 24, 2008	Page 2 of 2	Li4200_08_2

SUPPLEMENT DATED NOVEMBER 24, 2008 TO STATEMENTS OF ADDITIONAL INFORMATION

DATED MAY 1, 2008 FOR

VUL GuardSM 1

Survivorship VUL GuardSM 1

Variable Universal Life II (“VUL II”) 1

Survivorship Variable Universal Life II (“SVUL II”) 2

Variable Universal Life (“VUL”) 2, 3

Variable Life Select (“VLS”) 3, 4

Variable Life Plus (“VLP”) 3, 5

1	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.

2	Issued by MassMutual in California and New York, and by C.M. Life Insurance Company (“C.M. Life”) in all other jurisdictions where available.

3	This product is no longer available for sale.

4	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

5	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends the above-listed Statements of Additional Information:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VUL:

Guaranteed Insurability Rider

Other Insured Rider

3. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

4. For Survivorship VUL Guard and SVUL II:

Survivorship Term Rider

5. For VUL Guard and VUL II:

Additional Insurance Rider

Guaranteed Insurability Rider

Other Insured Rider

November 24, 2008	Page 1 of 1

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	i.	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated as of May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on its own behalf and on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

		ia.	Amendments No. 1, 2, 3, 4, and 5 dated as of August 15, 1997, August 31, 1998, December 20, 2004, March 31, 2006, and March 31, 2007, respectively, to Underwriting and Servicing Agreement dated May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	ii.	Form of Broker-Dealer Selling Agreement — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	ii.	Form of Accelerated Death Benefit Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	iii.	Form of Disability Benefit Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	iv.	Form of Guaranteed Insurability Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	v.	Form of Other Insured Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	vi.	Form of Substitute of Insured Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	vii.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

	viii.	Form of Additional Insurance Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on February 27, 2001

Exhibit (e)	Form of Individual and Survivorship Life Insurance Application (rev 8/07) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

Exhibit (f)	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company*

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on May 14, 2008

Exhibit (g)	Form of Reinsurance Contracts — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on July 8, 2002

	i.	Schedule of Reinsurers — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (h)	i.	Participation Agreements, Selling, Servicing Agreements:

		a.	AIM Variable Insurance Funds, Inc. — Participation Agreement dated April 30, 2004 among AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No.1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		a1.	AIM Variable Insurance Funds Inc. — Amendment #1 effective as of July 1, 2008 to Participation Agreement dated as of April 30, 2004 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		b.	American Century Variable Portfolios, Inc. — Form of Shareholder Services Agreement dated as of May 14, 1998 among American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-41657, as filed with the Commission as an exhibit on May 26, 1998

	b1.	American Century Variable Portfolios, Inc. — Amendment No. 1 dated as of May 1, 1999 to Shareholder Services Agreement dated May 14, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	b2.	American Century Variable Portfolios, Inc. — Amendment No. 2 effective as of September 1, 1999 to Shareholder Services Agreement dated May 14, 1998 and amended May 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	b3.	American Century Variable Portfolios, Inc. — Amendment No. 3 effective as of January 1, 2000 to Shareholder Services Agreement dated May 14, 1998, amended May 1, 1999 and September 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	b4.	American Century Variable Portfolios, Inc. — Amendment No. 4 effective as of August 1, 2003 to Shareholder Services Agreement dated May 14, 1998, amended May 1, 1999 and September 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

c.	American Funds Insurance Series — Form of Fund Participation Agreement dated as of March 7, 2003 by and between American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-101495, as filed with the Commission as an exhibit on March 27, 2003

	c1.	American Funds Insurance Series — Amendment No. 2 dated as of May 1, 2006 to Fund Participation Agreement dated as of March 7, 2003 and amended as of August 1, 2004 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

d.	DWS VIT Investment Funds — Form of Fund Participation Agreement made as of September 1, 1999 by and among BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with the Commission as an exhibit on September 20, 1999

	d1.	DWS VIT Investment Funds — Amendment No. 3 dated as April 24, 2001 to Fund Participation Agreement dated as of September 1, 1999 by and among BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	d2.	DWS VIT Investment Funds — Amendment No. 4 dated as of January 16, 2001 to Fund Participation Agreement dated as of September 1, 1999 by and between Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	d3.	DWS VIT Investment Funds — Amendment No. 5 dated as of August 1, 2004 to Fund Participation Agreement dated as of September 1, 1999 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	d4.	DWS VIT Investment Funds — Amendment No. 6 dated as of October 1, 2006 to Fund Participation Agreement dated as of September 1, 1999 by and among DWS Investments VIT Funds (formerly, Scudder Investments VIT Funds and Deutsche Asset Management VIT Funds, and BT Insurance Funds Trust) Deutsche Asset Management, Inc., and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

e.	Fidelity Variable Insurance Products Fund II — Participation Agreement dated May 1, 1998 among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

	e1.	Fidelity Variable Insurance Products Fund II — Amendment effective as of the May 1, 1998 to Participation Agreement dated May 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	e2.	Fidelity Variable Insurance Products Fund II — Amendment effective as of April 15, 2001 to Participation Agreement dated May 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	e3.	Fidelity® Variable Insurance Products Fund II — Amendment effective June 30, 2008 to Participation Agreement dated as of May 1, 1998 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

f.	Franklin Templeton Variable Products Series Fund — Form of Participation Agreement dated as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with Commission as an exhibit on September 20, 1999

	f1.	Franklin Templeton Variable Products Series Fund — Amendment No. 2 effective May 1, 2003 to Participation Agreement dated as of May 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	f2.	Franklin Templeton Variable Products Series Fund — Amendment No. 3 effective June 5, 2007 to Participation Agreement dated as of May 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

g.	Goldman Sachs Variable Insurance Trust — Form of Participation Agreement dated October 23, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

	g1.	Goldman Sachs Variable Insurance Trust — Amendment effective November 1, 1999 to Participation Agreement dated October 23, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	g2.	Goldman Sachs Variable Insurance Trust — Amendment No. 2 effective May 1, 2000 to Participation Agreement dated October 23, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	g3.	Goldman Sachs Variable Insurance Trust — Amendment No. 3 effective April 15, 2001 to Participation Agreement dated October 23, 1998, and amended on November 1, 1999 and May 1, 2000 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	g4.	Goldman Sachs Variable Insurance Trust — Amendment No. 4 effective May 1, 2003 to Participation Agreement dated October 23, 1998, and amended on November 1, 1999, May 1, 2000, April 15, 2001 and May 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

h.	Janus Aspen Series — Form of Fund Participation Agreement dated August 30, 1999 between Janus Aspen Series and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with the Commission on September 20, 1999

	h1.	Janus Aspen Series — Amendment effective April 15, 2001 to Fund Participation Agreement dated August 30, 1999 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

i.	MFS Variable Insurance Trust — Form of Participation Agreement dated September 4, 1998, among MFS Variable Insurance Trust, Massachusetts Mutual Life Insurance Company and Massachusetts Financial Services Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

	i1.	MFS Variable Insurance Trust — Amendment No. 6 dated September 2003 to Participation Agreement dated September 4, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	i2.	MFS Variable Insurance Trust — Amendment No. 7 dated August 1, 2004 to Participation Agreement dated September 4, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	i3.	MFS Variable Insurance Trust — Amendment dated May 1, 2007 to Participation Agreement dated September 4, 1998*

j.	MML Series Investment Fund — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

	j1.	MML Series Investment Fund — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	j2.	MML Series Investment Fund — Amendment dated as of August 26, 2008 to Participation Agreement dated November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

k.	MML Series Investment Fund II — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

	k1.	MML Series Investment Fund II — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	k2.	MML Series Investment Fund II — Amendment dated as of August 26, 2008 to Participation Agreement dated as of November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

l.	Oppenheimer Variable Account Funds — Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

m.	Panorama Series Fund, Inc. — Participation Agreement dated May 1, 2006, among Panorama Series Fund, Inc., OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

n.	T. Rowe Price Equity Series, Inc. — Participation Agreement dated as of June 1, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

	n1.	T. Rowe Price Equity Series, Inc. — Amendment effective as of December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			n2.	T. Rowe Price Equity Series, Inc. — Amendment effective as of May 1, 2006 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			n3.	T. Rowe Price Equity Series, Inc. — Amendment executed on January 7, 2008 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	ii.	Shareholder Information Agreements

		a.	AIM Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		b.	American Century Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		c.	American Funds Service Company — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

			c1.	Amendment No. 1 Dated August 22, 2008 to Shareholder Information Agreement dated March 27, 2007 *

		d.	DWS Scudder Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		e.	Fidelity Distributors Corporation — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		f.	Franklin/Templeton Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		g.	Goldman Sachs & Co. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		h.	Janus Aspen Series — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		i.	MFS Fund Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		j.	MML Series Investment Fund — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		k.	MML Series Investment Fund II — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		l.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

		m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP *

	ii.	Powers of Attorney — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, File No. 333-81015, as filed with the Commission as an exhibit on April 25, 2008

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum describing MassMutual issuance, transfer, and redemption procedures for the Policy —Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

*	Filed herewith.

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger G. Ackerman, Lead Director P.O. Box 45 Phoenix, NY 13135	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	William B. Marx, Jr., Director 5 Peacock Lane Village of Golf, FL 33436-5299

James H. DeGraffenreidt, Jr., Director 101 Constitution Avenue, NW Washington, DC 20080	John F. Maypole, Director 55 Sandy Hook Road - North Sarasota, FL 34242

Patricia Diaz Dennis, Director 175 East Houston, Room 11-A-50 San Antonio, TX 78205	Marc Racicot, Director 1130 Connecticut Ave., NW, Suite 1000 Washington, DC 20036

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033 Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company

Stuart H. Reese, Director, Chairman, President and
Chief Executive Officer (Principal Executive Officer)

1295 State Street

Springfield, MA 01111

William T. Spitz, Director

16 Wynstone

Nashville, TN 37215

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111

Roger W. Crandall, Executive Vice President, Chief Operating Officer and Chief Investment Officer 1295 State Street Springfield, MA 01111

William F. Glavin, Jr., Executive Vice President and Co-Chief Operating Officer 1295 State Street Springfield, MA 01111

John V. Murphy, Executive Vice President 1295 State Street Springfield, MA 01111 Mark Roellig, Executive Vice President, General Counsel and Secretary 1295 State Street Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111

Norman A. Smith, Corporate Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portfolio of the investment interests in a mezzanine fund.

B.	MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (Nov. 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer.

a.	MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts corporation which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, Inc. – 51% and Series Members – 49%)

2.	MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.	MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc.—46%)

1)	MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation, which used to operate as the owner of Hotel du Parc in Montreal, Quebec, Canada. Inactive.

c.	1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

3.	Cornerstone Real Estate Advisers, LLC (Jan. 20, 1994), a Delaware limited liability company which operates as an investment adviser.

4.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

a.	Babson Capital Securities Inc (July 1, 1994), a Massachusetts corporation which operates as a securities broker-dealer.

b.	Babson Capital Management Inc., a Delaware corporation that holds a “corporation” real estate license.

c.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

d.	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

1.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

a.)	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Leveraged 1 LP, Almack Unleveraged 1 LP and Almack Leveraged 2 LP.

b.)	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

c.)	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP, and Almack Mezzanine Founder II LP.

e.	Aldwych Funding, LLC, a Delaware Limited liability company that makes loans and other investments.

5.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 97.7%).

a.	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds. OppenheimerFunds Services, a division of OppenheimerFunds, Inc. is a registered transfer agent to the OppenheimerFunds.

1.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

2.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a securities broker-dealer.

3.)	Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a Delaware corporation which is the sub-adviser to institutional investors in the commodities markets.

4.)	Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado corporation which operates as a transfer agent for mutual funds.

5.)	Shareholder Services, Inc. (Sept. 16, 1987), a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

6.)	OFI Private Investments Inc. (March 20, 2000) is a New York based registered investment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

7.)	OFI Institutional Asset Management, Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

a.)	Trinity Investment Management Corporation (Nov. 1, 1974), a Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

b.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

c.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

d.)	OppenheimerFunds International Distributor Limited (formerly known as OppenheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company. (Owned 95% by OFI Institutional Asset management, Inc. and 5%by OppenheimerFunds, Inc.)

8.)	OppenheimerFunds International Ltd. (July 9, 1997), a wholly-owned subsidiary of OppenheimerFunds, Inc., is the manager of Baring OppenheimerFunds Real Asset Futures Fund plc and Baring OppenheimerFunds plc, each a Dublin-based investment company, for which OppenheimerFunds, Inc. provides portfolio management services as an investment adviser.

a.)	OFI Institutional Asset Management, Ltd., (February 6, 2007), a limited liability company formed in England.

b.	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

1.)	Tremont (Bermuda) Limited a Bermuda-based investment adviser.

2.)	Tremont Partners, Inc., (1984) a Connecticut corporation that is a registered investment adviser.

3.)	Tremont Capital Management Limited, a company based in the United Kingdom.

4.)	Tremont Securities, Inc., a New York company that acts as a registered broker dealer.

5.)	Tremont Capital Management Corp., a Canadian company.

6.)	Tremont Capital Management (Asia) Limited, a Hong Kong company.

7.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

8.)	Tremont GP, Inc., a Delaware corporation.

6.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

7.	MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

8.	MMHC Investment LLC (July 24, 1996), a Delaware limited liability company which is a passive investor in MassMutual investments.

9.	MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

10.	MassMutual International LLC (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC.

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%.

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Kenneth Yu (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 6.38% of MassMutual Life Insurance Company in Japan. (Owned 99.98% by MassMutual Asia Limited, 01% by Ling Sau Lei and .01% by Jones Leung.)

4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited—50%.)

6.)	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services.

b.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 79.43%; MassMutual Holding LLC—.07%; 1279342 Ontario Limited – 20.5%)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) Limitada – 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (MassMutual (Chile) Limitada – 33.49%)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual International Holding MSC, Inc., a Massachusetts corporation which currently acts as a holding company for MMI’s interest in Taiwan.

1.)	MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International Holding MSC, Inc. 39.01%)

e.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 87.67%; Protective Capital (International) Ltd. – 6.38%; MassMutual Asia Limited – 5.93%; and MassMutual Life Insurance Company—.02%).

1.)	Hakone Fund LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities.

2.)	Hakone Fund II LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities.

f.	MassMutual Global Wealth Management Limited, a Guernsey company that is the fund manager for its two subsidiary companies.

g.	MassMutual Mercuries Insurance Agency Co., Inc., a Taiwan company which operates as a life Insurance agency (MassMutual International LLC-50%).

11.	MassMutual Assignment Company (Oct. 4 2000), a North Carolina corporation which operated a structured settlement business.

12.	MML Financial, LLC (May 7, 2004), a Delaware limited liability company which operates as a holding company.

a.	MML Investment Products, LLC, (November 9, 2004) a Delaware limited liability company licensed to carry on any lawful business purpose or activity not restricted by the Delaware Limited Liability Company Act. This company primarily makes investments.

b.	MML Assurance, Inc. (November 29, 2004), a New York insurance company.

13.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

a.	MassMutual Holdings (Bermuda) Limted, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

1.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

a.)	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

b.)	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

c.)	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

d.)	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

e.)	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

ii.	Baring France S.A.S. (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

iii.	Baring Investment Administrative Services (South Africa) Limited (September 4, 1998), a company incorporated under the laws of South Africa. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981 as amended.

iv.	Baring International Investment Management Limited (October 26, 1973), an intermediate holding company organized in Hong Kong.

v.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as and intermediate holding company.

i.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

ii.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

iii.	Baring Mutual Fund Management (Ireland) Limited (November 29, 1991), a company incorporated under the laws of Ireland that acts as an investment adviser.

iv.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

v.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aa.	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

bb.	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

cc.	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

dd.	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser incorporated under the laws of Australia.

b.	Baring Asset Management, Inc. (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

14.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

15.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals

D.	The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide.

a.	Winmark Special Finance LLC (May 18, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets.

b.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

c.	WEF Seller LLC 2006-A (January 26, 2007), a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

1.)	WEF Issuer LLC 2006-A (October 17, 2005), a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML ABN Separate Account Holding Company LLC (September 9, 2008), a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account.

L.	MML ABN Separate Account Holding Company II LLC (September 9, 2008), a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account.

M.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

•	MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

•	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

•

MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

•	The Greater China Fund, Inc and The Asia Pacific Fund, Inc: closed-end registered investment companies to which Baring Asset Management (Asia) Limited is the investment adviser.

•	Bond Fund Series

•	Centennial California Tax-Exempt Trust

•	Centennial Government Trust

•	Centennial Money Market Trust

•	Centennial New York Tax Exempt Trust

•	Centennial Tax Exempt Trust

•	OFI Tremont Core Strategies Hedge Fund

•	Oppenheimer Absolute Return Fund

•	Oppenheimer AMT-Free Municipals

•	Oppenheimer AMT-Free New York Municipals

•	Oppenheimer Balanced Fund

•	Oppenheimer Baring China Fund

•	Oppenheimer Baring Japan Fund

•	Oppenheimer Baring SMA International Fund

•	Oppenheimer California Municipal Fund

•	Oppenheimer Capital Appreciation Fund

•	Oppenheimer Capital Income Fund

•	Oppenheimer Cash Reserves

•	Oppenheimer Champion Income Fund

•	Oppenheimer Commodity Strategy Total Return Fund

•	Oppenheimer Developing Markets Fund

•	Oppenheimer Discovery Fund

•	Oppenheimer Dividend Growth Fund

•	Oppenheimer Emerging Growth Fund

•	Oppenheimer Equity Fund, Inc.

•	Oppenheimer Equity Income Fund, Inc.

•	Oppenheimer Global Fund

•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Value Fund

•	Oppenheimer Gold & Special Minerals Fund

•	Oppenheimer Institutional Money Market Fund

•	Oppenheimer Integrity Funds

•	Oppenheimer International Bond Fund

•	Oppenheimer International Diversified Fund

•	Oppenheimer International Growth Fund

•	Oppenheimer International Small Company Fund

•	Oppenheimer International Value Trust

•	Oppenheimer Limited Term California Municipal Fund

•	Oppenheimer Limited-Term Government Fund

•	Oppenheimer Main Street Funds, Inc.®

•	Oppenheimer Main Street Opportunity Fund®

•	Oppenheimer Main Street Small Cap Fund®

•	Oppenheimer Master Event-Linked Bond Fund, LLC

•	Oppenheimer Master International Value Fund, LLC

•	Oppenheimer Master Loan Fund, LLC

•	Oppenheimer MidCap Fund

•	Oppenheimer Money Market Fund, Inc.

•	Oppenheimer Multi-State Municipal Trust

•	Oppenheimer Municipal Fund

•	Oppenheimer Portfolio Series

•	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

•	Oppenheimer Principal Protected Trust II®

•	Oppenheimer Principal Protected Trust III®

•	Oppenheimer Principal Protected Trust®

•	Oppenheimer Quest For Value Funds

•	Oppenheimer Quest International Value Fund, Inc.

•	Oppenheimer Real Estate Fund

•	Oppenheimer Rising Dividends Fund, Inc.

•	Oppenheimer Rochester Arizona Municipal Fund

•	Oppenheimer Rochester Double Tax-Free Municipals Fund

•	Oppenheimer Rochester General Municipal Fund

•	Oppenheimer Rochester Maryland Municipal Fund

•	Oppenheimer Rochester Massachusetts Municipal Fund

•	Oppenheimer Rochester Michigan Municipal Fund

•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund

•	Oppenheimer Rochester Ohio Municipal Fund

•	Oppenheimer Rochester Virginia Municipal Fund

•	Oppenheimer Select Value Fund

•	Oppenheimer Senior Floating Rate Fund

•	Oppenheimer Series Fund, Inc.

•	Oppenheimer SMA Core Bond Fund

•	Oppenheimer SMA International Bond Fund

•	Oppenheimer Strategic Income Fund

•	Oppenheimer Target Distribution Fund

•	Oppenheimer Target Distribution & Growth Fund

•	Oppenheimer Transition 2010 Fund

•	Oppenheimer Transition 2015 Fund

•	Oppenheimer Transition 2020 Fund

•	Oppenheimer Transition 2025 Fund

•	Oppenheimer Transition 2030 Fund

•	Oppenheimer Transition 2040 Fund

•	Oppenheimer Transition 2050 Fund

•	Oppenheimer Tremont Market Neutral Fund, LLC

•	Oppenheimer Tremont Opportunity Fund, LLC

•	Oppenheimer U.S. Government Trust

•	Oppenheimer Variable Account Funds

•	Panorama Series Fund, Inc.

•	Rochester Fund Municipals

•	Rochester Portfolio Series

•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Opportunities Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Partners, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Item 30.	Principal Underwriters

(a)	MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for policies that utilize registered separate accounts of MassMutual, C.M. Life and MML Bay State. MML Distributors, LLC also acts as principal underwriter for MML Series Investment Fund and MML Series Investment Fund II, registered investment companies.

(b)	The following people are officers and member representatives of the principal underwriter.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Officer	Business Address
William F. Glavin	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Peter G. Lahaie	Chief Financial Officer, Vice President and Treasurer

Andrew Dickey	Member Representative Massachusetts Mutual Life Insurance Co. Member Representative MassMutual Holding L.L.C. Registration Manager	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Chief Compliance Officer and Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Michael Hicks	Registration Manager	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Robert Wittneben	Chief Information Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Cade Cherry	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Michael R. Fanning	USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

William McCauley	Assistant Vice President and Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Douglas Russell	Variable Annuity Product Distribution Officer Retirement Income Supervisor and	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

(c)

Name	Commissions	Other Compensation[1]
MML Distributors, LLC MML Investors Services, Inc.	$301,402 $10,525,311	$299,076 $2,526,430

[1]

MML Distributors receives compensation for its activities as underwriter for policies that utilize the Separate Account. MML Investors Services, Inc. acts as a retail distributor for the policies that utilize the Separate Account pursuant to a services agreement with the Depositor.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium, adjustable, variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 18 to Registration Statement No. 333-50410 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 24th day of November, 2008.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I (Registrant)

By:	STUART H. REESE*
Stuart H. Reese President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	STUART H. REESE*
Stuart H. Reese President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

By:	/s/ JOHN E. DEITELBAUM	On November 24, 2008
*John E. Deitelbaum
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to Registration Statement No. 333-50410 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

STUART H. REESE* Stuart H. Reese	Director, President and Chief Executive Officer (Principal Executive Officer)	November 24, 2008

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (Principal Financial Officer)	November 24, 2008

NORMAN A. SMITH* Norman A. Smith	Controller (Principal Accounting Officer)	November 24, 2008

ROGER G. ACKERMAN* Roger G. Ackerman	Director	November 24, 2008

THOMAS C. BARRY* Thomas C. Barry	Director	November 24, 2008

KATHLEEN A. CORBET* Kathleen Corbet	Director	November 24, 2008

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	November 24, 2008

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	November 24, 2008

WILLIAM B. ELLIS* William B. Ellis	Director	November 24, 2008

ROBERT ESSNER* Robert Essner	Director	November 24, 2008

ROBERT M. FUREK* Robert M. Furek	Director	November 24, 2008

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	November 24, 2008

WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	November 24, 2008

JOHN F. MAYPOLE* John F. Maypole	Director	November 24, 2008

MARC RACICOT* Marc Racicot	Director	November 24, 2008

WILLIAM T. SPITZ* William T. Spitz	Director	November 24, 2008

/S/ JOHN E. DEITELBAUM	November 24, 2008
*John E. Deitelbaum
As Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit (f) i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company

Exhibit (h) i.	Participation Agreements, Selling, Servicing Agreements:

	i3.	MFS Variable Insurance Trust – Amendment dated May 1, 2007 to Participation Agreement dated September 4, 1998

Exhibit (h) ii.	c1.	Amendment No. 1 Dated August 22, 2008 to Shareholder Information Agreement dated March 27, 2007

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered

Exhibit (n) i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP